OLD MUTUAL ADVISOR FUNDS

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Asset Allocation Growth Portfolio

Supplement dated September 11, 2006

to Class A and C Prospectus, dated May 30, 2006, and

Class Z and Institutional Class Prospectus, dated May 30, 2006

(as supplemented July 14, 2006 and August 14, 2006)

This Supplement updates certain information contained in the currently effective Prospectuses of Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, and Old Mutual Asset Allocation Growth Portfolio (the “Funds”). The Funds are series funds of Old Mutual Advisor Funds. You should retain your Prospectuses and all current supplements for future reference. You may obtain an additional copy of the Prospectuses, free of charge, by calling 1-888-744-5050 or via the Internet at www.oldmutualcapital.com.

The section of the Prospectuses entitled “The Advisor & Sub-Advisors – The Portfolio Managers” is amended by replacing the section in its entirety with the following:

The Portfolio Managers

The following summarizes the experience of the members of the portfolio management team at each Sub-Advisor primarily responsible for the day-to-day management of the Funds’ portfolios. Except as otherwise noted, each portfolio manager listed below has served in his/her current position for the last 5 years.

	Name (Role on Team)	Business Experience
Acadian Asset Management, Inc.	Dr. Gary L. Bergstrom (Co-Manager)	Chairman, Acadian.
	Ronald D. Frashure (Co-Lead Manager)	President and Co-Chief Investment Officer, Acadian.
	John R. Chisholm (Co-Lead Manager)	Executive Vice President and Co-Chief Investment Officer, Acadian.

1

	Name (Role on Team)	Business Experience
	Dr. Charles Wang (Co-Manager)	Senior Vice President and Co-Director of Research and Portfolio Manager, Acadian.
	Brian K. Wolahan (Co-Manager)	Senior Vice President, Co-Director of Research and Portfolio Manager, Acadian.
	Raymond F. Mui (Co-Manager)	Senior Vice President and Portfolio Manager, Acadian.
	Richard O. Barry (Co-Manager)	Senior Vice President and Portfolio Manager, Acadian.
	Matthew J. Cohen (Co-Manager)	Senior Vice President and Portfolio Manager, Acadian.
Brendan O. Bradley (Co-Manager)

Senior Vice President, Portfolio Manager and Quantitative Research Specialist, Acadian, since 2004; Vice President, Upstream Technologies, from 2002 to 2004; Research Associate, Samuelson Portfolio Strategies from 1999 to 2002.

	Terry C. Burnham (Co-Manager)	Senior Vice President and Portfolio Manager, and Director of Economics, Acadian, since 2005; Professor of Economics, Harvard Kennedy School and Harvard Business School, from 1997 to 2004.

Analytic Investors, Inc.	Harindra de Silva, Ph.D., CFA (Co-Manager)	President and Portfolio Manager, Analytic.
	Gregory McMurran (Co-Manager)	Chief Investment Officer and Portfolio Manager, Analytic.
	Dennis M. Bein, CFA (Co-Manager)	Chief Investment Officer and Portfolio Manager, Analytic.
	Steven Sapra, CFA (Co-Manager)	Portfolio Manager, Analytic.

2

	Name (Role on Team)	Business Experience
Barrow, Hanley, Mewhinney & Strauss, Inc.	James P. Barrow (Co-Manager, Equity)	Founder and Portfolio Manager, Barrow, Hanley.
	Richard A. Englander, CFA (Co-Manager, Equity)	Principal and Portfolio Manager, Barrow, Hanley.
	J. Ray Nixon, Jr. (Co-Manager, Equity)	Principal and Portfolio Manager, Barrow, Hanley.
	Robert J. Chambers, CFA (Co-Manager, Equity)	Principal and Portfolio Manager, Barrow, Hanley.
	Timothy J. Culler, CFA (Co-Manager, Equity)	Principal and Portfolio Manager, Barrow, Hanley.
	David R. Hardin (Co-Manager, Fixed-Income)	Portfolio Manager, Barrow, Hanley.
	Mark C. Luchsinger, CFA (Co-Manager, Fixed-Income)	Portfolio Manager, Barrow, Hanley.
	J. Scott McDonald, CFA (Co-Manager, Fixed-Income)	Portfolio Manager, Barrow, Hanley.
	Deborah A. Petruzzelli (Co-Manager, Fixed-Income)	Portfolio Manager, Barrow, Hanley, since 2003; Portfolio Manager, Victory Capital Management Inc., from 2000 to 2003.
	John S. Williams, CFA (Co-Manager, Fixed-Income)	Portfolio Manager, Barrow, Hanley.

Clay Finlay Inc.	Robert C. Schletter, CFA (Co-Manager, Americas Specialty)	Chief Investment Officer, Clay Finlay.
	Carol Franklin, CFA (Co-Manager, Europe Specialty)	Senior Portfolio Manager, Clay Finlay, since 2004; Managing Director and Head of Global Equity Selection Team, Deutsche Asset Management, from 2001 to 2002.

3

	Name (Role on Team)	Business Experience
	Lauren C. Lambert, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2002; Portfolio Manager and Analyst, Scudder Stevens & Clark and its successor companies, from 1994 to 2002.
	Steven Miller (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
	Miwa Seki (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
	Jonathon D. Allen, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
	Miho Saito (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Senior Investment Manager, Government of Singapore Investment Corporation, from 1997 to 2005.
	Gregory Stanek, CFA (Co-Manager)	Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay.
Francoise Vappereau (Co-Manager)

Principal, Portfolio Manager, and Senior Research Analyst, Clay Finlay, since 2005; Investment Consultant, Research Works, from 2003 to 2004; Senior Manager/Strategy Coordinator and Senior Equity Fund Manager, Lombard Odier & Cie, from 1984 to 2002.

Copper Rock Capital Partners, LLC	Tucker M. Walsh (Co-Manager)	Chief Executive Officer, Head of Portfolio Management, and Portfolio Manager, Copper Rock, since 2005; Managing Director, State Street Research & Management Company, from 1997 to 2005.
	Michael Malouf, CFA (Co-Manager)	President and Portfolio Manager, Copper Rock, since 2005; Managing Director, Neuberger Berman LLC, from 1998 to 2002.

4

	Name (Role on Team)	Business Experience
Dwight Asset Management Company	David T. Kilborn (Co-Manager, Fixed-Income)	Senior Vice President and Head of Fixed Income (Asset-Backed Securities), Dwight.
	Robert P. Clancy (Co-Manager, Fixed-Income)	Senior Vice President (Mortgage-Backed Securities), Dwight.
	Derrick Wulf, CFA (Co-Manager, Fixed-Income)	Senior Vice President (Commercial Mortgage-Backed Securities), Dwight.
	Edward Meigs, CFA (Co-Manager, High Yield)	Senior Vice President (High Yield Corporates), Dwight.
	Sean Slein, CFA (Co-Manager, High Yield)	Vice President (High Yield Corporates), Dwight.

Heitman Real Estate Securities LLC	Timothy J. Pire, CFA (Co-Manager)	Managing Director and Portfolio Manager, Heitman.
	Randy Newsome (Co-Manager)	Executive Vice President and Portfolio Manager, Heitman.
	Larry S. Antonatos (Co-Manager)	Executive Vice President and Portfolio Manager, Heitman.

Liberty Ridge Capital, Inc.	James B. Bell, CFA (Manager, U.S. Small Cap Blend)	Vice President and Portfolio Manager, Liberty Ridge Capital, since 2004; Research Analyst, Liberty Ridge Capital, from 2001 to 2004.
	Jerome J. Heppelmann, CFA (Manager, U.S. Large Cap Blend and U.S. Mid Cap Blend)	Chief Executive Officer, Chief Investment Officer, and Portfolio Manager, Liberty Ridge Capital.

5

	Name (Role on Team)	Business Experience
Provident Investment Counsel, Inc.	James M. Landreth, CFA (Manager, Mid Cap Growth)	Senior Vice President, PIC.
	John J. Yoon, CFA (Manager, Mid Cap Growth)	Senior Vice President, PIC.
	Richard S. Campagna (Co-Manager, Mid-Cap Growth)	Senior Vice President, PIC, since 2005; Portfolio Manager, Managing Director and Head of Research, Shaker Investments, LLC, from 2001 to 2005.
	Susan J. Perkins, CFA (Co-Manager, Flex Growth)	Senior Vice President, PIC, since February 2004; with PIC since November 1999.
	Sean C. Kraus, CFA (Co-Manager, Flex Growth)	Senior Vice President, PIC.

Rogge Global Partners PLC	Olaf Rogge (Co-Manager)	Founder, Rogge.
	Richard Bell (Co-Manager)	Partner and Portfolio Manager, Rogge.
	John Graham (Co-Manager)	Partner and Portfolio Manager, Rogge.
	Adrian James (Co-Manager)	Partner and Portfolio Manager, Rogge.

Thompson, Siegel & Walmsley, Inc.	Elizabeth Cabell Jennings, CFA (Co-Manager, Large Cap)	Senior Vice President, TS&W.
	Paul A. Ferwerda, CFA (Co-Manager, Small and Small-Mid Cap)	Senior Vice President, TS&W.
	Horace P. Whitworth, CFA, CPA (Co-Manager, Large Cap)	Senior Vice President, TS&W.

6

	Name (Role on Team)	Business Experience
	Frank H. Reichel, III, CFA (Co-Manager, Small and Small-Mid Cap)	Senior Vice President, TS&W.
	Charles J. Wittmann, CFA (Co-Manager, All Cap)	Research Analyst/Portfolio Manager, TS&W, since 2004; Partner/Portfolio Manager/Sector Analyst, Shockoe Capital, LLC, from 2001 to 2004.
	John S. Pickler, CFA (Co-Manager, Mid and Large Cap)	Vice President, TS&W, since 2002.
	H.B. Thomson III (Co-Manager, Director of Research)	Senior Vice President, TS&W.
	Brett P. Hawkins, CFA, CPA (Co-Manager, Mid and Small-Mid Cap)	Vice President, TS&W.

Thomson Horstmann & Bryant, Inc.	Alexander Thomson (Co-Manager)	Founding Partner and Portfolio Manager, THB.
	Richard Horstmann (Co-Manager)	Founding Partner and Portfolio Manager, THB.
	William Bryant (Co-Manager)	Founding Partner and Portfolio Manager, THB.
	Chad Nelson, CFA (Co-Manager)	Chief Investment Officer and Portfolio Manager, THB.
	Chris Cuesta, CFA (Co-Manager)	Portfolio Manager, THB.

For more information on the Funds’ portfolio managers, their compensation, other accounts managed by them, and their ownership of shares of the Funds, please see the Statement of Additional Information.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

D-06-552	09/2006

7

OLD MUTUAL ADVISOR FUNDS

Old Mutual Asset Allocation Conservative Portfolio

Old Mutual Asset Allocation Balanced Portfolio

Old Mutual Asset Allocation Moderate Growth Portfolio

Old Mutual Asset Allocation Growth Portfolio

Supplement dated September 11, 2006

to Statement of Additional Information, dated May 30, 2006

(as previously supplemented on July 14, 2006)

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of Old Mutual Asset Allocation Conservative Portfolio, Old Mutual Asset Allocation Balanced Portfolio, Old Mutual Asset Allocation Moderate Growth Portfolio, and Old Mutual Asset Allocation Growth Portfolio (each, a “Fund” and collectively, the “Funds”). The Funds are series funds of Old Mutual Advisor Funds (the “Trust”). You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 1-888-744-5050 or via the Internet at www.oldmutualcapital.com.

The Sub-Advisors

The section of the SAI entitled “The Sub-Advisors” on pages 45-57 is amended by replacing the section in its entirety with the following:

THE SUB-ADVISORS

The Trust, on behalf of the Funds, and the Advisor have entered into sub-advisory agreements with Acadian Asset Management, Inc., Analytic Investors, Inc., Barrow, Hanley, Mewhinney & Strauss, Inc., Clay Finlay Inc., Copper Rock Capital Partners, LLC, Dwight Asset Management Company, Heitman Real Estate Securities LLC, Ibbotson Associates Advisors, LLC, Liberty Ridge Capital, Inc., Provident Investment Counsel, Inc., Rogge Global Partners PLC, Thompson, Siegel & Walmsley, Inc., and Thomson Horstmann & Bryant, Inc. (each a “Sub-Advisor” and collectively, the “Sub-Advisors”). The sub-advisory agreements provide certain limitations on a Sub-Advisor’s liability, but also provide that a Sub-Advisor will not be protected against any liability to a Fund or its shareholders by reason of willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

Acadian Asset Management, Inc. (“Acadian”)

The Trust and the Advisor have entered into a sub-advisory agreement with Acadian. For the services provided and expenses incurred pursuant to the sub-advisory agreement, Acadian is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Acadian, which is computed and paid monthly at an annual rate of 0.45% of the average daily net assets so managed.

Compensation. Acadian compensates its portfolio managers for their management of the Funds. Each portfolio manager’s compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. A portfolio manager’s discretionary bonus is based on the overall performance of Acadian, in terms of profitability. Portfolio manager compensation is not directly tied to the performance of any one portfolio, including the Funds.

Fund Shares Owned by the Portfolio Managers. As of July 31, 2006, none of Acadian’s portfolio managers owned any shares of the Funds.

Other Accounts. As of July 31, 2006, Acadian’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Dr. Gary L. Bergstrom	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Ronald D. Frashure	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

John R. Chisholm	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Dr. Charles Wang	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Brian K. Wolahan	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Raymond F. Mui	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Richard O. Barry	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Matthew J. Cohen	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Brendan O. Bradley	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Terry C. Burnham	15 (1)	$4,197 ($2,114)	45 (5)	$7,667 ($641)	127 (21)	$35,695 ($12,345)

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Analytic Investors, Inc. (“Analytic”)

The Trust and the Advisor have entered into a sub-advisory agreement with Analytic. For the services provided and expenses incurred pursuant to the sub-advisory agreement, Analytic is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Analytic, which is computed and paid monthly at an annual rate of 0.35% of the average daily net assets so managed.

Compensation. Analytic’s compensation structure for professional employees consists of an industry median base salary (based on independent industry information) and an annual discretionary bonus. Bonus amounts are determined using the following factors: the overall success of Analytic in terms of profitability; the overall success of the department or team; and an individual’s contribution to the team, based on goals established during the performance period. Compensation based on investment strategy performance is not tied to individual account performance, but rather to each strategy as a whole. Strategy performance information is based on pre-tax calculations for the prior calendar year. No portfolio manager is directly compensated a portion of an advisory fee based on the performance of a specific account. Members of Analytic’s senior management team and investment management professionals may also have a deferred component to their total compensation (with a three-year vesting period) that is invested in Analytic’s investment products to tie the interests of the individual to the interests of Analytic and Analytic’s clients. Portfolio managers’ base salaries are typically reviewed on an annual basis determined by each portfolio manager’s anniversary date of employment. Discretionary bonuses are determined annually, upon analysis of information from the prior calendar year.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Funds as of July 31, 2006. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Securities Exchange Act of 1934, as amended (“Exchange Act”).

	Asset Allocation Conservative Portfolio	Asset Allocation Balanced Portfolio	Asset Allocation Moderate Growth Portfolio	Asset Allocation Growth Portfolio
Harindra de Silva	None	None	$100,001-$500,000	None
Gregory McMurran	$10,001-$50,000	$10,001-$50,000	$10,001-$50,000	$0-$10,000
Dennis M. Bein	None	None	None	$10,001-$50,000
Steven Sapra	None	None	None	None
Scott Barker	None	None	None	None
Robert Murdock	None	None	None	None
Doug Savarese	None	None	None	None
David Krider	None	None	None	None

Other Accounts. As of July 31, 2006, Analytic’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million

Harindra de Silva	11 (0)	$2,231.7 ($0)	26 (20)	$1,894.9 ($1,315.2)	25 (8)	$2,150.1 ($1,238.2)

Gregory McMurran	4 (0)	$521.7 ($0)	3 (2)	$395.5 ($289.1)	6 (1)	$1,075.9 ($800.0)

Steven Sapra	7 (0)	$2,020.4 ($0)	15 (10)	$869.7 ($383.0)	22 (6)	$1,180.1 ($418.4)

Robert Murdock	2 (0)	$378.6 ($0)	3 (2)	$395.5 ($289.1)	5 (1)	$1,062.2 ($800.0)

David Krider	3 (0)	$71.8 ($0)	3 (1)	$71.1 ($5.7)	0	$0

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Barrow, Hanley, Mewhinney & Strauss, Inc. (“Barrow Hanley”)

The Trust and the Advisor have entered into a sub-advisory agreement with Barrow Hanley. For the services provided and expenses incurred pursuant to the sub-advisory agreement, Barrow Hanley is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Barrow Hanley, which is computed and paid monthly at an annual rate equal to a percentage of the portion of each Fund’s average daily net assets so managed, which is 0.15% for the U.S. Intermediate Fixed Income mandate, 0.15% for the U.S. Core Fixed Income mandate, 0.35% for the U.S. Large Cap Value mandate, 0.45% for the U.S. Mid Cap Value mandate, and 0.50% for the U.S. Small Cap Value mandate.

Compensation. Barrow Hanley compensates its portfolio managers for their management of the Funds. Each portfolio manager’s compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. A portfolio manager’s discretionary bonus is based on the overall performance of Barrow Hanley, in terms of profitability.

In addition to base salary, all portfolio managers and analysts share in a bonus pool that is distributed semi-annually. The amount of bonus compensation is based on qualitative factors. Analysts and portfolio managers are rated on their value added to the team-oriented investment process. Compensation is not tied to a published or private benchmark. It is important to understand that contributions to the overall investment process may include not recommending securities in an analyst’s sector if there are no compelling opportunities in the industries covered by that analyst.

In addition, many of Barrow Hanley’s employees, including all portfolio managers and analysts, have equity ownership in the firm through “phantom stock” in Barrow Hanley, as well as participation in a long-term incentive plan with Old Mutual Asset Management (US). Also, all partners of the firm receive, on a quarterly basis, a share of the firm’s profits, which are, to a great extent, related to the performance of the entire investment team.

Fund Shares Owned by the Portfolio Managers. As of July 31, 2006, none of Barrow Hanley’s portfolio managers owned any shares of the Funds.

Other Accounts. As of July 31, 2006, Barrow Hanley’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
James P. Barrow	17 (3)	$31,735.5 ($29,857.6)	0	$0	25 (0)	$2,732.8 ($0)

Richard A. Englander	1 (0)	$426.6 ($0)	0	$0	25 (0)	$3,167.9 ($0)

J. Ray Nixon, Jr.	1 (0)	$362.5 ($0)	5 (0)	$113.1 ($0)	23 (0)	$2,667.8 ($0)

Robert J. Chambers	10 (0)	$1,034.3 ($0)	2 (0)	$774.9 ($0)	94 (0)	$3,812.9 ($0)

Timothy J. Culler	2 (0)	$422.0 ($0)	1 (0)	$53.5 ($0)	40 (3)	$5,177.5 ($407.5)

David R. Hardin	4 (0)	$196.8 ($0)	1 (0)	$68.9 ($0)	92 (1)	$3,980.5 ($567.0)

Mark C. Luchsinger	4 (0)	$196.8 ($0)	1 (0)	$68.9 ($0)	92 (1)	$3,980.5 ($567.0)

J. Scott McDonald	4 (0)	$196.8 ($0)	1 (0)	$68.9 ($0)	92 (1)	$3,980.5 ($567.0)

Deborah A. Petruzzelli	4 (0)	$196.8 ($0)	1 (0)	$68.9 ($0)	92 (1)	$3,980.5 ($567.0)

John S. Williams	4 (0)	$196.8 ($0)	1 (0)	$68.9 ($0)	92 (1)	$3,980.5 ($567.0)

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Actual or potential conflicts of interest may arise when a portfolio manager has management responsibilities to more than one account (including the Funds). Barrow Hanley manages potential conflicts between funds or with other types of accounts through allocation policies and procedures, internal review processes and oversight by directors and independent third parties to ensure that no client, regardless of type or fee structure, is intentionally favored at the expense of another. Allocation policies are designed to address potential conflicts in situations where two or more funds or accounts participate in investment decisions involving the same securities.

Clay Finlay Inc. (“Clay Finlay”)

The Trust and the Advisor have entered into a sub-advisory agreement with Clay Finlay Inc. For the services provided and expenses incurred pursuant to the sub-advisory agreement, Clay Finlay is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Clay Finlay, which is computed and paid monthly at an annual rate of 0.45% for the International Large Cap Equity mandate and 0.50% for the Emerging Markets Equity mandate.

Compensation. Clay Finlay compensates its portfolio managers for their management of the Funds. Each portfolio manager’s compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. A portfolio manager’s discretionary bonus is based on the overall performance of Clay Finlay, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. As of July 31, 2006, none of Clay Finlay’s portfolio managers owned any shares of the Funds.

Other Accounts. As of July 31, 2006, Clay Finlay’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Lauren C. Lambert	0	$0	0	$0	0	$0

Steven Miller	0	$0	0	$0	0	$0

Robert C. Schletter	0	$0	6 (0)	$959 ($213)	9 (0)	$490 ($83)

Jonathan Allen	1 (0)	$339 ($0)	3 (0)	$278 (0)	15 (0)	$1,099 ($195)

Francoise Vappereau	0	$0	0	$0	0	$0

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Copper Rock Capital Partners, LLC (“Copper Rock”)

The Trust and the Advisor have entered into a sub-advisory agreement with Copper Rock. For the services provided and expenses incurred pursuant to the sub-advisory agreement, Copper

Rock is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Copper Rock, which is computed and paid monthly at an annual rate of 0.55% for the U.S. Small Cap Growth mandate.

Compensation. All Copper Rock investment professionals have equity ownership in the firm along with a competitive salary and a yearly bonus. Bonuses and equity ownership have the opportunity to be substantial with strong investment performance coupled with the financial success of the firm.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Funds as of July 31, 2006. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

	Asset Allocation Conservative Portfolio	Asset Allocation Balanced Portfolio	Asset Allocation Moderate Growth Portfolio	Asset Allocation Growth Portfolio	Copper Rock Emerging Growth Fund
Tucker M. Walsh	None	None	None	None	$500,001 to $1,000,000

Michael Malouf	None	None	None	None	$500,001 to $1,000,000

Other Accounts. As of July 31, 2006, Copper Rock’s portfolio managers were responsible for the day-to-day management of certain other accounts as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Tucker M. Walsh	6 (0)	$371.9 ($0)	1 (0)	$50.8 ($0)	16 (0)	$399.1 ($0)

Michael Malouf	6 (0)	$371.9 ($0)	1 (0)	$50.8 ($0)	16 (0)	$399.1 ($0)

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Dwight Asset Management Company (“Dwight”)

The Trust and the Advisor have entered into a sub-advisory agreement with Dwight. For the services provided and expenses incurred pursuant to the sub-advisory agreement, Dwight is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Dwight, which is computed and paid monthly at an annual rate of 0.10% for the Cash Management mandate, 0.15% for the U.S. Intermediate Fixed Income mandate, 0.15% for the U.S. Core Fixed Income mandate and 0.25% for the U.S. High Yield Fixed Income mandate.

Compensation. Dwight compensates investment professionals through a competitive base salary (50-80% of compensation) and an annual profit-sharing bonus (20-50% of compensation). In addition, employees are eligible to participate in a Long Term Incentive Program that vests over several years. For investment professionals, total compensation is based on investment performance, client retention, and other factors, with the portion of bonus based on investment performance consisting of approximately 70%. Total compensation for research analysts is based on the quality of their recommendations. Performance is measured based on the excess returns generated by individual sector portfolio management teams, and the research team is measured on its credit successes. The portion of bonus based on subjective criteria is approximately 30%.

Fund Shares Owned by the Portfolio Managers. As of July 31, 2006, none of Dwight’s portfolio managers owned any shares of the Funds.

Other Accounts. As of July 31, 2006, Dwight’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
David T. Kilborn	2 (0)	$232 ($0)	6 (0)	$18,025 ($0)	10 (0)	$3,993 ($0)

Robert P. Clancy	1 (0)	$7 ($0)	3 (0)	$2,410 ($0)	4 (0)	$1,142 ($0)

Derrick Wulf	1 (0)	$224 ($0)	2 (0)	$14,868 ($0)	9 (0)	$782 ($0)

Edward Meigs *	0	$0	0	$0	0	$0

Sean Slein *	0	$0	0	$0	0	$0

* Messrs. Meigs and Slein are not responsible for managing specific client accounts but instead manage non-investment grade corporate bonds across client accounts. As of July 31, 2006, 2 registered investment companies, 2 other pooled investment vehicle accounts, and 9 other accounts (other than the Funds) had allocations to non-investment grade securities, with total investments in this asset class of approximately $772 million.

Conflicts of Interest. As described in Part II of Dwight’s Form ADV, Dwight follows certain policies and practices to address trade allocation conflict issues, an area where material conflicts of interest could potentially arise. Dwight does not believe that there are other material conflicts of interest with respect to the management of each Fund and non-Fund accounts.

Heitman Real Estate Securities LLC (“Heitman”)

The Trust and the Advisor have entered into a sub-advisory agreement with Heitman. For the services provided and expenses incurred pursuant to the sub-advisory agreement, Heitman is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Heitman, which is computed and paid monthly at an annual rate of 0.40% of the average daily net assets so managed.

Compensation. Heitman compensates its portfolio managers for their management of the Funds. Each portfolio manager’s compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. A portfolio manager’s discretionary bonus is based on the overall performance of Heitman, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. As of July 31, 2006, none of Heitman’s portfolio managers owned any shares of the Funds.

Other Accounts. As of July 31, 2006, Heitman’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Timothy J. Pire	4 (0)	$565.7 ($0)	9 (0)	$768.9 ($0)	4,572 (2)	$2,163.2 ($93.1)

Randy Newsome	4 (0)	$565.7 ($0)	9 (0)	$768.9 ($0)	4,572 (2)	$2,163.2 ($93.1)

Larry S. Antonatos	4 (0)	$565.7 ($0)	9 (0)	$768.9 ($0)	4,572 (2)	$2,163.2 ($93.1)

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Ibbotson Associates Advisors, LLC (“Ibbotson”)

The Trust and the Advisor have entered into a sub-advisory agreement with Ibbotson. The sub-advisory agreement obligates Ibbotson to recommend a continuous investment allocation program for Funds in accordance with each Fund’s respective investment objectives, policies, and restrictions as stated in the Prospectuses.

For the services provided and expenses incurred pursuant to the sub-advisory agreement, Ibbotson is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of the Funds, which is computed and paid monthly at an annual rate equal to the greater of (i) a percentage of each such Fund’s average daily net assets, which will be 0.08% for average daily net assets up to $250 million, 0.07% for average daily net assets from $250 million to $500 million, 0.06% for average daily net assets from $500 million to $750 million, 0.05% for average daily net assets from $750 million to $1 billion, 0.04% for average daily net assets from $1 billion to $2 billion, and 0.03% for average daily net assets over $2 billion, or (ii) $200,000.

Liberty Ridge Capital, Inc. (“Liberty Ridge”)

The Trust and the Advisor have entered into a sub-advisory agreement with Liberty Ridge. For the services provided and expenses incurred pursuant to the Sub-Advisory Agreement, Liberty Ridge is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Liberty Ridge, which is computed and paid monthly at an annual rate of 0.35% for the U.S. Large Cap Blend mandate, 0.45% for the U.S. Mid Cap Equity mandate, and 0.50% for the U.S. Small Cap Blend mandate.

Compensation. Liberty Ridge compensates its portfolio managers for their management of the Funds. Each portfolio manager’s compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. A portfolio manager’s discretionary bonus is based on investment performance as well as the overall performance of Liberty Ridge, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. As of July 31, 2006, none of Liberty Ridge’s portfolio managers owned any shares of the Funds.

Other Accounts. As of July 31, 2006, Liberty Ridge’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
James B. Bell	3 (0)	$81.5 ($0)	0	$0	0	$0

Jerome J. Heppelmann	5 (0)	$523.6 ($0)	0	$0	0	$0

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Provident Investment Counsel (“PIC”)

The Trust and the Advisor have entered into a sub-advisory agreement with PIC. For the services provided and expenses incurred pursuant to the sub-advisory agreement, PIC is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by PIC, which is computed and paid monthly at an annual rate equal to 0.35% for the U.S. Large Cap Growth mandate and 0.45% for the U.S. Mid Cap Growth mandate.

Compensation. PIC compensates the portfolio managers for their management of the Funds. Each portfolio manager’s compensation consists of an industry competitive base salary and a bonus. A portfolio manager’s bonus is based on the overall performance of PIC, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Funds as of July 31, 2006. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

	Asset Allocation Conservative Portfolio	Asset Allocation Balanced Portfolio	Asset Allocation Moderate Growth Portfolio	Asset Allocation Growth Portfolio
Richard S. Campagna	None	None	None	$10,001-$50,000
James M. Landreth	$10,001 -$50,000	$10,001-$50,000	$10,001 -$50,000	$10,001-$50,000
John J. Yoon	None	None	$100,001-$500,000	None
Susan J. Perkins	None	None	None	$500,001-$1,000,000
Sean C. Kraus	None	None	None	None

Other Accounts. As of July 31, 2006, PIC’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Richard S. Campagna	4 (0)	$293 ($0)	1 (0)	$2 ($0)	13 (0)	$694 ($0)

James M. Landreth	4 (0)	$293 ($0)	1 (0)	$2 ($0)	13 (0)	$694 ($0)

John J. Yoon	4 (0)	$293 ($0)	1 (0)	$2 ($0)	13 (0)	$694 ($0)

Susan J. Perkins	2 (0)	$134 ($0)	0	$0	19 (0)	$686 ($0)

Sean C. Kraus	2 (0)	$134 ($0)	0	$0	19 (0)	$686 ($0)

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Rogge Global Partners PLC (“Rogge”)

The Trust and the Advisor have entered into a sub-advisory agreement with Rogge. For the services provided and expenses incurred pursuant to the sub-advisory agreement, Rogge is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by Rogge, which is computed and paid monthly at an annual rate of 0.25% of the average daily net assets so managed.

Compensation. Rogge compensates its portfolio managers for their management of the Funds. Each portfolio manager’s compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. A portfolio manager’s discretionary bonus is based on the overall performance of Rogge, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. As of July 31, 2006, none of Rogge’s portfolio managers owned any shares of the Funds.

Other Accounts. As of July 31, 2006, Rogge’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Olaf Rogge	1 (0)	$241 ($0)	6 (1)	$583 ($106)	67 (6)	$18,196 ($2,547)

Richard Bell	1 (0)	$241 ($0)	6 (1)	$583 ($106)	67 (6)	$18,196 ($2,547)

John Graham	1 (0)	$241 ($0)	6 (1)	$583 ($106)	67 (6)	$18,196 ($2,547)

Adrian James	1 (0)	$241 ($0)	6 (1)	$583 ($106)	67 (6)	$18,196 ($2,547)

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Thompson, Siegel & Walmsley, Inc. (“TS&W”)

The Trust and the Advisor have entered into a sub-advisory agreement with TS&W. For the services provided and expenses incurred pursuant to the sub-advisory agreement, TS&W is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by TS&W, which is computed and paid monthly at an annual rate equal to 0.35% for the U.S. Large Cap Value mandate, 0.40% for the U.S. All Cap

Value mandate, 0.45% for the U.S. Mid Cap Value mandate, 0.475% for the U.S. Small/Mid Cap Value mandate, and 0.50% for the U.S. Small Cap Value mandate.

Compensation. TS&W compensates its portfolio managers for their management of the Funds. Each portfolio manager’s compensation consists of an industry competitive base salary, discretionary bonus, and equity distributions. A portfolio manager’s discretionary bonus is based on the overall performance of TS&W, in terms of profitability.

Fund Shares Owned by the Portfolio Managers. The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Funds as of July 31, 2006. Dollar amount ranges disclosed are established by the SEC. “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

	Asset Allocation Conservative Portfolio	Asset Allocation Balanced Portfolio	Asset Allocation Moderate Growth Portfolio	Asset Allocation Growth Portfolio
Elizabeth Cabell Jennings	None	None	$1 - $50,000	$1 - $50,000
Paul A. Ferwerda	None	None	None	None
Horace P. Whitworth	None	None	None	$100,001 - $500,000
Frank H. Reichel, III	None	None	None	$500,001 - $1,000,000
H.B. Thomson, III	None	None	$100,001 - $500,000	$100,001 - $500,000
Charles J. Wittman	None	None	None	None
John S. Pickler	None	None	None	None
Brett P. Hawkins	None	None	None	None

Other Accounts. As of July 31, 2006, TS&W’s portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Funds, as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Elizabeth Cabell Jennings	1 (0)	$48.2 ($0)	0	$0	52 (0)	$306 ($0)

Paul A. Ferwerda	1 (0)	$175.5 ($0)	0	$0	28 (0)	$462.9 ($0)

Horace P. Whitworth	0	$0	0	$0	12 (0)	$57.4 ($0)

Frank H. Reichel, III	1 (0)	$64.3 ($0)	1 (1)	$2 ($2)	61 (0)	$1,711.7 ($0)

H.B. Thomson, III	0	$0	0	$0	0	$0

Charles J. Wittman	0	$0	0	$0	1 (0)	$20.1 ($0)

John S. Pickler	0	$0	0	$0	0	$0

Brett P. Hawkins	0	$0	0	$0	29 (0)	$914.7 ($0)

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Thomson Horstmann & Bryant, Inc. (“THB”)

The Trust and the Advisor have entered into a sub-advisory agreement with THB. For the services provided and expenses incurred pursuant to the sub-advisory agreement, THB is entitled to receive from the Advisor a sub-advisory fee with respect to the average daily net assets of such portion of the Funds managed by THB, which is computed and paid monthly at an annual rate of 0.60% for the U.S. Small Cap Value mandate and 0.50% for the U.S. Mid Cap Value mandate.

Compensation. THB compensates the portfolio managers for their management of the Funds. Each portfolio manager’s compensation consists of an industry competitive base salary plus a performance bonus. Bonuses are paid annually and are based on a number of contributing factors, including firm performance and client performance.

Fund Shares Owned by the Portfolio Managers. As of July 31, 2006, none of THB’s portfolio managers owned any shares of the Funds.

Other Accounts. As of July 31, 2006, THB’s portfolio managers were responsible for the day-to-day management of certain other accounts as set forth in the following table. The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Alexander Thomson	0	$0	3 (0)	$372 ($0)	40 (0)	$2,000 ($0)

Richard Horstmann	0	$0	3 (0)	$395 ($0)	40 (0)	$2,000 ($0)

William Bryant	0	$0	2 (0)	$350 ($)	40 (0)	$2,000 ($0)

Chad Nelson	0	$0	2 (0)	$350 ($)	40 (0)	$2,000 ($0)

Christopher Cuesta	0	$0	2 (0)	$350 ($)	40 (0)	$2,000 ($0)

Conflicts of Interest. The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Funds’ investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as a Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Funds.

Independent Trustees

The section of the SAI entitled “Trustees and Officers of the Trust” is amended on page 33 by replacing the Independent Trustees table with the following:

Independent Trustees
Name and Age	Position(s) Held with the Trust	Term of Office* and Length of Time Served	Principal Occupation(s) During Past 5 Years,	Number of Funds in the Old Mutual Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
John R. Bartholdson (Age: 62)	Trustee	Trustee since 2004	Chief Financial Officer, The Triumph Group, Inc. (manufacturing).	36	The Triumph Group, Inc., Old Mutual Insurance Series Fund, Old Mutual Advisor Funds II, ING Clarion Real Estate Income Fund, and ING Clarion Global Real Estate Income Fund.
Robert M. Hamje (Age: 64)	Trustee	Trustee since 2004	Retired. President and Chief Investment Officer, TRW Investment Management Company (investment management), 1984 - 2003.	10	TS&W/Claymore Tax-Advantaged Balanced Fund and Old Mutual/Claymore Long-Short Fund.
Jarrett B. Kling (Age: 63)	Trustee	Trustee since 2004	Managing Director, ING Clarion Real Estate Securities (investment advisor).	10	Hirtle Callaghan Trust, ING Clarion Real Estate Income Fund, ING Clarion Global Real Estate Income Fund, and ING Clarion.
L. Kent Moore (Age: 50)	Chairman of the Board and Trustee	Trustee since 2004	Partner, WillSource Enterprise, LLC (oil and gas exploration and production), 2005 - present. Managing Director, High Sierra Energy, LP (holding company of natural resource related businesses), 2004 - 2005. Portfolio Manager, Janus Capital (money management), 2000 - 2002.	10	TS&W/Claymore Tax-Advantaged Balanced Fund and Old Mutual/Claymore Long Short Fund.

*	Trustee of the Trust until such time as his or her successor is duly elected and appointed.

Distributor: Old Mutual Investment Partners, Member NASD, SIPC.

D-06-553	09/2006